Leases - Schedule of the Break-up of Current and Non-current Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Break Up Of Current And Non Current Lease Liabilities [Abstract]
Current lease liabilities	$ 333	$ 287
Non-current lease liabilities	634	675
Total	$ 967	$ 962	$ 1,002	$ 1,010